FINANCIAL INSTRUMENTS AND RISKS (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Interest-bearing loans and borrowings current and non-current	R$ 3,501.1	R$ 3,770.7
(-) Financial assets at fair value through profit or loss	(277.2)	(454.5)
(-) Cash and cash equivalents less bank overdraft	(16,059.0)	(14,852.1)
Net debt	R$ (12,835.1)	R$ (11,535.9)